Eaton Vance Management

Two International Place

Boston, MA 02110

(617) 482-8260

www.eatonvance.com

June 1, 2022

U.S. Securities and Exchange Commission (“SEC”)

100 F Street, NE

Washington, DC 20549

Re: Form N-1A for Eaton Vance Investment Trust (the “Registrant”) on behalf of:

Eaton Vance National Ultra-Short Municipal Income Fund (the “Fund”)

Post-Effective Amendment No. 84 (1933 Act File No. 33-1121)

Amendment No. 87 (1940 Act File No. 811-4443) (the “Amendment”)

Ladies and Gentlemen:

On behalf of the above-referenced Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”) and Rules 472 and 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including the prospectus and statement of additional information (“SAI”) of the Fund. The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which will be maintained at the office of the Registrant.

The Amendment is being filed for the purpose of updating disclosure to reflect changes to the Fund’s principal investment strategy and name. The Amendment has been marked to show changes from the Fund’s prospectus and SAI contained in the Registrant’s Post-Effective Amendment No. 83 filed with the SEC on July 28, 2021 (Accession No. 0000940394-21-001100) pursuant to Rule 485(b) under the 1933 Act.

Prior to the effectiveness of the Amendment, the Registrant intends to file an amendment pursuant to Rule 485(b) of the 1933 Act in order to respond to any comments from the Staff, bring financial information up-to-date, file exhibits and make any other necessary nonmaterial changes.

If you have any questions or comments concerning the enclosed Amendment, please contact the undersigned at (617) 672-8215.

Very truly yours,

      /s/ Jordan M. Beksha

Jordan M. Beksha, Esq.